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UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2012
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:                310-473-0225

Date of fiscal year end:               3/31

Date of reporting period:            7/1/09 to 6/30/10

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

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FPA Capital Fund, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Avnet, Inc.	AVT	053807103	11/5/2009	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending July 3, 2010.	Issuer	Y	For	For
Western Digital Corporation	WDC	958102105	11/11/2009	1A. Election of Director: Peter D. Behrendt	Issuer	Y	For	For
				1B. Election of Director: Kathleen A. Cote	Issuer	Y	For	For
				1C. Election of Director: John F. Coyne	Issuer	Y	For	For
				1D. Election of Director: Henry T. Denero	Issuer	Y	For	For
				1E. Election of Director: William L. Kimsey	Issuer	Y	For	For
				1F. Election of Director: Michael D. Lambert	Issuer	Y	For	For
				1G. Election of Director: Matthew E. Massengill	Issuer	Y	For	For
				1H. Election of Director: Roger H. Moore	Issuer	Y	For	For
				1I. Election of Director: Thomas E. Pardun	Issuer	Y	For	For
				1J. Election of Director: Arif Shakeel	Issuer	Y	For	For
				2. Approve an amendment and restatement of the company’s 2004 performance incentive plan.	Issuer	Y	For	For
				3. Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the company for the fiscal year ending July 2, 2010.	Issuer	Y	For	For
Ensco International Incorporated	ESV	26874Q100	12/22/2009

1. Approval of the proposal to adopt the agreement and plan of merger and reorganization, entered into as of November 9, 2009, by and between Ensco International Incorporated, a Delaware corporation, and Ensco Newcastle LLC, a Delaware limited liability company.

					Issuer	Y	For	For

2. Approval of the adjournment of the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the adoption of the agreement and plan of merger and reorganization.

					Issuer	Y	For	For
Atwood Oceanics, Inc.	ATW	050095108	2/11/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditors.	Issuer	Y	For	For
				3. In their discretion, the proxyholders are authorized to vote upon such other business as may properly come before the meeting.	Issuer	N

BJ Services Company	BJS	055482103	3/31/2010

1. To approve and adopt the agreement and plan of merger, dated as of August 30, 2009, by and among Baker Hughes Incorporated, a Delaware corporation, BSA Acquisition LLC, a Delaware limited liability company and a wholly owned subsidiary of Baker Hughes Incorporated, and BJ Services Company, as it may be amended from time to time.

					Issuer	Y	For	For

2. To authorize the BJ Services Company board of directors, in its discretion, to adjourn the special meeting to a later date or dates if necessary to solicit additional proxies if there are insufficient votes at the time of the special meeting.

					Issuer	Y	For	For
Patterson-UTI Energy, Inc.	PTEN	703481101	4/26/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve an amendment to the company’s 2005 long-term incentive plan to increase the number of shares available for issuance under the plan.	Issuer	Y	For	For
				3. Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
				4. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting or any and all adjournments or postponements thereof.	Issuer	Y	Abstain
Cabot Oil & Gas Corporation	COG	127097103	4/27/2010	1A. Election of Director: David M. Carmichael	Issuer	Y	For	For
				1B. Election of Director: Robert L. Keiser	Issuer	Y	For	For
				2. Ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2010 fiscal year.	Issuer	Y	For	For
				3. To vote on a stockholder proposal, if properly presented at the meeting.	Shareholder	Y	Against	For
Rowan Companies, Inc.	RDC	779382100	4/29/2010	1A. Election of Director: William T. Fox III	Issuer	Y	For	For
				1B. Election of Director: Sir Graham Hearne	Issuer	Y	For	For
				1C. Election of Director: H. E. Lentz	Issuer	Y	For	For
				1D. Election of Director: P. Dexter Peacock	Issuer	Y	For	For

				2. Approve amendments to the company’s restated certificate of incorporation to eliminate all supermajority voting requirements.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/3/2010	1. Election of Directors	Issuer	Y	For	For
				2. To approve the amended and restated Trinity Industries, Inc. 2004 stock option and incentive plan.	Issuer	Y	For	For
				3. To approve the ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2010.	Issuer	Y	For	For
Arrow Electronics, Inc.	ARW	042735100	5/4/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issuer	Y	For	For
				3. Proposal to amend and re-approve the company’s 2004 omnibus incentive plan.	Issuer	Y	For	For
CNX Gas Corporation	CXG	12618H309	5/4/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the anticipated appointment of Ernst & Young LLP as independent auditor for 2010.	Issuer	Y	For	For
Newfield Exploration Company	NFX	651290108	5/7/2010	1A. Election of Director: Lee K. Boothby	Issuer	Y	For	For
				1B. Election of Director: Philip J. Burguieres	Issuer	Y	For	For
				1C. Election of Director: Pamela J. Gardner	Issuer	Y	For	For
				1D. Election of Director: John Randolph Kemp III	Issuer	Y	For	For
				1E. Election of Director: J. Michael Lacey	Issuer	Y	For	For
				1F. Election of Director: Joseph H. Netherland	Issuer	Y	For	For
				1G. Election of Director: Howard H. Newman	Issuer	Y	For	For
				1H. Election of Director: Thomas G. Ricks	Issuer	Y	For	For
				1I. Election of Director: Juanita F. Romans	Issuer	Y	For	For
				1J. Election of Director: C. E. (Chuck) Shultz	Issuer	Y	For	For
				1K. Election of Director: J. Terry Strange	Issuer	Y	For	For
				2. Approve the Newfield Exploration Company 2010 employee stock purchase plan.	Issuer	Y	For	For

				3. Ratify the appointment of PricewaterhouseCoopers LLP, independent registered public accounting firm, as independent auditors for the year ending December 31, 2010.	Issuer	Y	For	For
Rosetta Resources, Inc.	ROSE	777779109	5/7/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Mercury General Corporation	MCY	589400100	5/12/2010	1. Election of Directors	Issuer	Y	For	For
				2. Re-approve the material terms of the performance criteria under the company’s 2005 equity participation plan.	Issuer	Y	For	For
Seahawk Drilling, Inc.	HAWK	81201R107	5/12/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/19/2010	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the company’s 2007 stock incentive plan, as amended and restated.	Issuer	Y	For	For
Cimarex Energy Co.	XEC	171798101	5/19/2010	1A. Election of Director: Hans Helmerich	Issuer	Y	For	For
				1B. Election of Director: Harold R. Logan, Jr.	Issuer	Y	For	For
				1C. Election of Director: Monroe W. Robertson	Issuer	Y	For	For

2. In order to obtain the federal income tax deduction benefits under section 162(m) of the Internal Revenue Code, approve a revision to the maximum number of shares that may be issued under the performance awards.

					Issuer	Y	For	For
				3. Ratify appointment of KPMG LLP as independent auditors for 2010.	Issuer	Y	For	For
Reliance Steel & Aluminum Co.	RS	759509102	5/19/2010	1. Election of Directors	Issuer	Y	For	For
				2. Shareholder proposal to elect each director annuall.	Shareholder	Y	Against	For

				3. Ratify KPMG LLP as the independent registered public accounting firm to perform the annual audit of the company’s 2010 financial statements.	Issuer	Y	For	For
				4. In the proxyholders’ discretion on such other matters as may properly come before the meeting.	Issuer	Y	For	For
Pride International, Inc.	PDE	74153Q102	5/20/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendment to the company’s employee stock purchase plan to increase the number of shares of common stock reserved for issuance under the plan by 900,000 shares.	Issuer	Y	For	For
				3. Approval of the amendment and restatement of the company’s 2007 long-term incentive plan.	Issuer	Y	For	For
				4. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Ensco plc	ESV	29358Q109	5/25/2010	1. Election of Class II Director: Thomas L. Kelly II	Issuer	Y	For	For
				2. Election of Class II Director: Rita M. Rodriguez	Issuer	Y	For	For
				3. Ratify the audit committee’s appointment of KPMG LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For

4. Ratify the appointment of KPMG Audit plc as the company’s statutory auditors under Companies Act 2006 (to hold office until the conclusion of the next annual general meeting at which accounts are laid before the company) and to ratify that the audit committee is authorized to determine the company’s statutory auditors’ remuneration.

					Issuer	Y	For	For
				5. Re-approve the company’s 2005 cash incentive plan, including the material terms of the performance goals therein for purposes of section 162(m) of the Internal Revenue Code.	Issuer	Y	For	For
St. Mary Land & Exploration Company	SM	792228108	5/26/2010	1A. Election of Director: Barbara M. Baumann 1B. Election of Director: Anthony J. Best	Issuer Issuer	Y Y	For For	For For
				1C. Election of Director: Larry W. Bickle	Issuer	Y	For	For
				1D. Election of Director: William J. Gardiner	Issuer	Y	For	For
				1E. Election of Director: Julio M. Quintana	Issuer	Y	For	For

				1F. Election of Director: John M. Seidl	Issuer	Y	For	For
				1G. Election of Director: William D. Sullivan	Issuer	Y	For	For
				2. Approve an amendment to the equity incentive compensation plan to increase the stated total number of shares authorized for issuance under this plan.	Issuer	Y	For	For
				3. Approve an amendment to the certificate of incorporation to change the name of the company to “SM Energy Company.”	Issuer	Y	For	For
				4. Ratify the appointment by the audit committee of Deloitte & Touche LLP as the company’s independent registered public accounting firm for 2010.	Issuer	Y	For	For
Signet Jewelers Limited	SIG	G81276100	6/17/2010	1A. Election of Director: Robert Blanchard	Issuer	Y	For	For
				1B. Election of Director: Terry Burman	Issuer	Y	For	For

2. Appoint KPMG Audit plc as independent auditor of the company to hold office from the conclusion of this annual general meeting until the conclusion of the next annual general meeting of the company and to authorize the audit committee to determine its remuneration.

					Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/24/2010	1. Election of Directors	Issuer	Y	For	For
				2. Approve the 2010 stock award and incentive plan.	Issuer	Y	Against	Against
				3. Approve the compensation of the company’s named executive officers set forth in the summary compensation table of the proxy statement and accompanying narrative disclosure.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent auditors of the company to serve for fiscal 2010.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/31/10

* Print the name and title of each signing officer under his or her signature.

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